Related Party Transactions	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Related Party Transactions

12 - RELATED PARTY TRANSACTIONS

No remuneration has been recorded in these financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2012 and 2013 except for the 5,000,000 shares of common stock, valued at $50,000 issued on July 7, 2012 and for stock options issued through the year with a fair market value of $19,953 no remuneration has been recorded in these financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2013. The CEO is also a director and the controlling shareholder.